SCHEDULE OF INVESTMENTS

APRIL 30, 2000
(UNAUDITED)

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
CORPORATE BONDS & NOTES-10.53%
AUSTRALIA-1.67%
KFW International Finance
  (Investment
  Banking/Brokerage), Gtd.
  Unsec. Unsub. Bonds, 7.25%,
  07/16/07(b)        AUD               3,100,000   $  1,831,645
---------------------------------------------------------------
SWITZERLAND-3.06%
UBS Jersey
  (Financial-Diversified), Sub.
  Bonds, 8.75%, 06/20/05(b)  GBP       2,000,000      3,361,561
---------------------------------------------------------------
TUNISIA-3.81%
Banque Cent de Tunisie
  (Banks-Money Center), Unsec.
  Yankee Bonds, 8.25%, 09/19/27        4,750,000      4,191,875
---------------------------------------------------------------
UNITED STATES-1.99%
Capital One Financial Corp.
  (Consumer Finance), Unsec.
  Notes, 7.25%, 05/01/06                 850,000        778,320
---------------------------------------------------------------
Heller Financial, Inc.
  (Financial- Diversified),
  Notes, 7.38%, 11/01/09(c)              700,000        658,175
---------------------------------------------------------------
Occidental Petroleum Corp. (Oil-
  International Integrated), Sr.
  Unsec. Notes, 7.38%, 11/15/08          800,000        755,640
---------------------------------------------------------------
                                                      2,192,135
---------------------------------------------------------------
    Total Corporate Bonds &
      Notes (Cost $12,841,397)                       11,577,216
---------------------------------------------------------------
GOVERNMENT BONDS & NOTES-57.18%
CANADA-4.56%
Canadian Government, Bonds,
  6.00%, 06/01/08(b)         CAD       7,520,000      5,020,394
---------------------------------------------------------------
DENMARK-5.42%
Kingdom of Denmark, Bonds,
  7.00%, 11/10/24(b)         DKK      42,300,000      5,966,885
---------------------------------------------------------------
GERMANY-9.57%
Bundesrepublik Deutschland,
  Bonds,
  6.00%, 01/05/06(b)         EUR      11,150,000     10,521,038
---------------------------------------------------------------
GREECE-7.73%
Hellenic Republic, Bonds,
  6.00%, 05/19/10(b)         EUR       2,400,000      2,211,570
---------------------------------------------------------------
  9.20%, 03/21/02(b)         GRD   2,210,000,000      6,291,182
---------------------------------------------------------------
                                                      8,502,752
---------------------------------------------------------------
ITALY-11.32%
Buoni Poliennali del Tesoro,
  Bonds, 7.25%, 11/01/26(b)  EUR       7,000,000      7,508,388
---------------------------------------------------------------
  Deb., 8.50%, 01/01/04(b)   EUR       4,890,000      4,945,413
---------------------------------------------------------------
                                                     12,453,801
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
JAPAN-8.65%
European Investment Bank, Notes,
  4.63%, 02/26/03(b)         JPY     450,000,000   $  4,637,657
---------------------------------------------------------------
World Bank, Unsec. Unsub Bonds,
  4.75%, 12/20/04(b)         JPY     450,000,000      4,877,690
---------------------------------------------------------------
                                                      9,515,347
---------------------------------------------------------------
UNITED KINGDOM-7.35%
United Kingdom Treasury, Gtd.
  Bonds,
  9.00%, 10/13/08(b)         GBP       4,190,000      8,079,606
---------------------------------------------------------------
URUGUAY-2.58%
Republica Orient Uruguay, Unsec.
  Yankee Bonds, 7.88%, 07/15/27        3,000,000      2,842,500
---------------------------------------------------------------
    Total Government Bonds &
      Notes (Cost $76,210,986)                       62,902,323
---------------------------------------------------------------
ASSET-BACKED SECURITIES-9.17%
BANKS (MONEY CENTER)-3.17%
First USA Credit Card Master
  Trust, Sub. Series
  1998-3-Class C, Floating Rate
  Notes, 6.55%, 02/18/04(d)            3,500,000      3,487,422
---------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUST-1.47%
Contimortgage Home Equity Loan
  Trust, Sub. Series
  1999-2-Class B, Notes, 8.50%,
  04/25/29(d)                          2,000,000      1,617,500
---------------------------------------------------------------
RETAIL (HOME SHOPPING)-4.53%
Fingerhut Master Trust, Sub.
  Series 1998-1-Class C,
  Floating Rate Notes, 6.93%,
  02/15/05(d)                          5,000,000      4,983,593
---------------------------------------------------------------
    Total Asset-Backed
      Securities (Cost
      $10,260,951)                                   10,088,515
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  SECURITIES-10.90%
FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.78%
Pass Through Ctfs.,
  8.50%, 03/01/10                        840,049        858,160
---------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-10.12%
Pass Through Ctfs.-TBA
  8.00%, 05/01/30(e)                   7,000,000      6,994,429
---------------------------------------------------------------
Sr. Unsub. Notes,
  6.38%, 08/15/07(b)         AUD       7,285,000      4,140,008
---------------------------------------------------------------
                                                     11,134,437
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $12,286,309)                                   11,992,597
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
U.S. TREASURY SECURITIES-14.08%
U.S. TREASURY NOTES-14.08%
  5.63%, 02/28/01(f)                   5,400,000   $  5,368,302
---------------------------------------------------------------
  6.50%, 02/28/02                      5,000,000      4,984,500
---------------------------------------------------------------
  5.63%, 05/15/08                      5,400,000      5,132,808
---------------------------------------------------------------
                                                     15,485,610
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $15,710,578)                                   15,485,610
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
MONEY MARKET FUNDS-3.04%
STIC Liquid Assets Portfolio(g)        1,673,856   $  1,673,856
---------------------------------------------------------------
STIC Prime Portfolio(g)                1,673,856      1,673,856
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $3,347,712)                               3,347,712
---------------------------------------------------------------
TOTAL INVESTMENTS-104.90% (Cost
  $130,657,933)                                     115,393,973
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(4.90%)                                     (5,395,124)
---------------------------------------------------------------
NET ASSETS-100.00%                                 $109,998,849
---------------------------------------------------------------

Investment Abbreviations:

AUD    - Australian Dollar
CAD    - Canadian Dollars
Ctfs.  - Certificates
Deb.   - Debentures
DKK    - Danish Krona
EUR    - Euro
GBP    - British Pound Sterling
GRD    - Greek Drachma
Gtd.   - Guaranteed
JPY    - Japanese Yen
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
TBA    - To Be Announced
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) Principal amount is in U.S. dollars except as indicated by note(b).
(b) Foreign denominated security. Par value is denominated in currency indicated.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) The coupon rate shown on floating rate note represents rate at period end.
(e) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section G.
(f) The principal balance was pledged as collateral to cover securities purchased on a forward commitment basis.
(g) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:
Investments, at market value (cost
  $130,657,933)                                 $115,393,973
------------------------------------------------------------
Foreign currencies, at value (cost $299,548)         294,158
------------------------------------------------------------
Receivables for:
  Fund shares sold                                    12,919
------------------------------------------------------------
  Dividends and interest                           1,993,053
------------------------------------------------------------
Other assets                                          22,156
------------------------------------------------------------
    Total assets                                 117,716,259
------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                            7,079,747
------------------------------------------------------------
  Fund shares reacquired                             311,593
------------------------------------------------------------
Accrued advisory fees                                 67,099
------------------------------------------------------------
Accrued accounting services fees                       4,098
------------------------------------------------------------
Accrued distribution fees                             71,174
------------------------------------------------------------
Accrued trustees' fees                                   761
------------------------------------------------------------
Accrued operating expenses                           182,938
------------------------------------------------------------
    Total liabilities                              7,717,410
------------------------------------------------------------
Net assets applicable to shares outstanding     $109,998,849
------------------------------------------------------------
NET ASSETS:
Class A                                         $ 66,291,697
------------------------------------------------------------
Class B                                         $ 43,500,772
------------------------------------------------------------
Class C                                         $    206,380
------------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                            8,685,024
------------------------------------------------------------
Class B                                            5,696,797
------------------------------------------------------------
Class C                                               27,043
------------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                       $       7.63
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.63 divided by
      95.25%)                                   $       8.01
------------------------------------------------------------
Class B:
  Net asset value and offering price per share  $       7.64
------------------------------------------------------------
Class C:
  Net asset value and offering price per share  $       7.63
------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:
Interest                                         $ 3,873,333
------------------------------------------------------------
Dividend                                             260,212
------------------------------------------------------------
Securities lending                                     1,147
------------------------------------------------------------
    Total investment income                        4,134,692
------------------------------------------------------------
EXPENSES:
Advisory and administrative fees                     447,635
------------------------------------------------------------
Accounting services fees                              24,863
------------------------------------------------------------
Custodian fees                                        58,280
------------------------------------------------------------
Distribution fees -- Class A                         131,926
------------------------------------------------------------
Distribution fees -- Class B                         238,755
------------------------------------------------------------
Distribution fees -- Class C                           1,205
------------------------------------------------------------
Transfer agent fees                                  183,688
------------------------------------------------------------
Trustees' fees                                         4,054
------------------------------------------------------------
Other                                                 38,528
------------------------------------------------------------
    Total expenses                                 1,128,934
------------------------------------------------------------
Less: Expenses paid indirectly                           (57)
------------------------------------------------------------
    Net expenses                                   1,128,877
------------------------------------------------------------
Net investment income                              3,005,815
------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FORWARD CURRENCY CONTRACTS:
Net realized gain (loss) from:
  Investment securities                           (3,664,206)
------------------------------------------------------------
  Foreign currencies                                  28,171
------------------------------------------------------------
  Forward currency contracts                         (83,051)
------------------------------------------------------------
                                                  (3,719,086)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (4,432,722)
------------------------------------------------------------
  Foreign currencies                                (425,956)
------------------------------------------------------------
  Forward currency contracts                          20,290
------------------------------------------------------------
                                                  (4,838,388)
------------------------------------------------------------
Net gain (loss) from investment securities,
  foreign currencies and forward currency
  contracts                                       (8,557,474)
------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(5,551,659)
------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2000             1999
                                                              -------------    -------------
OPERATIONS:
  Net investment income                                       $   3,005,815    $   7,833,568
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward currency contracts            (3,719,086)      (3,033,537)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and forward
    currency contracts                                           (4,838,388)     (12,066,381)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 (5,551,659)      (7,266,350)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (1,990,061)      (5,214,153)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,084,608)      (3,093,713)
--------------------------------------------------------------------------------------------
  Class C                                                            (5,462)          (5,619)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                     (2,670)         (24,763)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (14,123,376)     (26,367,395)
--------------------------------------------------------------------------------------------
  Class B                                                        (8,993,103)     (29,686,097)
--------------------------------------------------------------------------------------------
  Class C                                                           (19,980)         255,619
--------------------------------------------------------------------------------------------
  Advisor Class*                                                   (197,491)        (170,615)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (31,968,410)     (71,573,086)
--------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           141,967,259      213,540,345
--------------------------------------------------------------------------------------------
  End of period                                               $ 109,998,849    $ 141,967,259
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $ 259,317,230    $ 282,651,180
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               392,708          469,694
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and forward currency
    contracts                                                  (134,351,058)    (130,631,972)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                   (15,360,031)     (10,521,643)
--------------------------------------------------------------------------------------------
                                                              $ 109,998,849    $ 141,967,259
--------------------------------------------------------------------------------------------

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Government Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income, and its secondary investment objective is growth of capital and protection of principal.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund is projected to incur a tax return of capital during its current fiscal year.

C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $130,001,314 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Mortgage Dollar Rolls -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

I. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

J. Indexed Securities -- The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $1 billion of the Fund's average daily net assets, plus 0.675% on the next $1 billion of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $2.5 billion. AIM has contractually agreed to limit the Fund's expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $24,863 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $95,488 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $131,926, $238,755 and $1,205, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $3,679 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $15,010 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in custodian fees of $57 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $57 during the six months ended April 30, 2000.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
  At April 30, 2000, there were no securities on loan to brokers. For the six months ended April 30, 2000, the Fund received fees of $1,147 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $89,169,128 and $99,382,818, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $    101,260
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (15,648,065)
------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                         $(15,546,805)
------------------------------------------------------------
Cost of investments for tax purposes is
  $130,940,778.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                    APRIL 30, 2000                OCTOBER 31, 1999
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    -----------    -------------
Sold:
  Class A                                                        150,125    $  1,203,282     10,753,759    $  95,017,270
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        728,653       5,771,650      1,683,644       14,905,906
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        11,639          91,818         28,983          250,000
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  2,524          20,007         56,528          507,460
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        163,455       1,296,086        385,899        3,327,811
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         83,309         660,787        217,787        1,880,996
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                           671           5,315            677            5,619
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                    264           2,129          2,482           21,819
------------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares***:
  Class A                                                         23,484         183,877             --               --
------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (23,394)       (183,877)            --               --
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (2,114,327)    (16,806,621)   (14,190,581)    (124,712,476)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,936,310)    (15,425,540)    (5,321,253)     (46,472,999)
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (14,927)       (117,113)            --               --
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (4,464)        (35,750)       (80,666)        (699,894)
------------------------------------------------------------------------------------------------------------------------
                                                              (2,929,298)   $(23,333,950)    (6,462,741)   $ (55,968,488)
------------------------------------------------------------------------------------------------------------------------

  *  Class C shares commenced sales on March 1, 1999.
 ** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                            2000          1999(a)    1998(a)     1997(a)     1996(a)     1995(a)
                                                      ----------------    -------    --------    --------    --------    --------
Net asset value, beginning of period                      $  8.19        $  8.97     $   8.62    $   8.74    $   8.81    $   8.63
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.21           0.41         0.54        0.52        0.57        0.62
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                             (0.56)         (0.76)        0.32       (0.13)       0.03        0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        (0.35)         (0.35)        0.86        0.39        0.60        0.77
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                (0.21)         (0.43)       (0.16)      (0.31)      (0.57)      (0.59)
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                        --             --           --          --       (0.10)         --
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                           --             --        (0.35)      (0.20)         --          --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     (0.21)         (0.43)       (0.51)      (0.51)      (0.67)      (0.59)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  7.63        $  8.19     $   8.97    $   8.62    $   8.74    $   8.81
---------------------------------------------------------------------------------------------------------------------------------
Total return(b)                                             (4.34)%        (3.97)%      10.20%       4.78%       7.11%       9.22%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                  $66,292        $85,669     $121,268    $154,272    $240,945    $385,404
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets including
  interest expense                                           1.58%(c)       1.53%        1.81%       1.51%       1.39%       1.38%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding
  interest expense                                           1.58%(c)       1.49%        1.52%       1.51%       1.39%       1.38
---------------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net assets                --           0.04%        0.29%         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         5.12%(c)       4.72%        6.06%       6.04%       6.52%       6.98%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        74%           110%         305%        241%        268%        385%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $75,800,672.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                          APRIL 30,        ------------------------------------------------------
                                                             2000          1999(a)    1998(a)    1997(a)     1996(a)     1995(a)
                                                       ----------------    -------    -------    --------    --------    --------
Net asset value, beginning of period                       $  8.19        $  8.97    $  8.62     $   8.74    $   8.80    $   8.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.18           0.35       0.47         0.46        0.51        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                              (0.55)         (0.75)      0.34        (0.12)       0.04        0.14
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         (0.37)         (0.40)      0.81         0.34        0.55        0.69
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                 (0.18)         (0.38)     (0.11)       (0.28)      (0.51)      (0.53)
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                         --             --         --           --       (0.10)         --
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                            --             --      (0.35)       (0.18)         --          --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                      (0.18)         (0.38)     (0.46)       (0.46)      (0.61)      (0.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  7.64        $  8.19    $  8.97     $   8.62    $   8.74    $   8.80
---------------------------------------------------------------------------------------------------------------------------------
Total return(b)                                              (4.70)%        (4.62)%     9.65%        4.00%       6.54%       8.22%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                   $43,501        $55,849    $91,852     $127,722    $166,577    $235,481
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets including
  interest expense                                            2.23%(c)       2.18%      2.46%        2.16%       2.04%       2.03%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding
  interest expense                                            2.23%(c)       2.14%      2.17%        2.16%       2.04%       2.03%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net assets                 --           0.04%      0.29%          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets          4.47%(c)       4.07%      5.41%        5.39%       5.87%       6.33%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         74%           110%       305%         241%        268%        385%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $48,013,435.

                                                       CLASS C                                    ADVISOR CLASS
                                          ----------------------------------   ----------------------------------------------------
                                                                 MARCH 1,
                                                                   1999
                                                               (DATE SALES     NOVEMBER 1,
                                             SIX MONTHS         COMMENCED)         1999
                                                ENDED               TO              TO               YEAR ENDED OCTOBER 31,
                                              APRIL 30,        OCTOBER 31,     FEBRUARY 11,   -------------------------------------
                                                2000             1999(a)           2000       1999(a)   1998(a)   1997(a)   1996(a)
                                          -----------------   --------------   ------------   -------   -------   -------   -------
Net asset value, beginning of period           $ 8.18             $ 8.63          $ 8.22      $ 9.00    $ 8.61    $ 8.73    $ 8.80
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.18               0.20            0.12        0.45      0.56      0.55      0.60
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                       (0.55)             (0.44)          (0.37)      (0.77)     0.37     (0.13)     0.03
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     (0.37)             (0.24)          (0.25)      (0.32)     0.93      0.42      0.63
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                    (0.18)             (0.21)          (0.11)      (0.46)    (0.19)    (0.33)    (0.60)
-----------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments            --                 --              --          --        --        --     (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --              --          --     (0.35)    (0.21)       --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                         (0.18)             (0.21)          (0.11)      (0.46)    (0.54)    (0.54)    (0.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 7.63             $ 8.18          $ 7.86      $ 8.22    $ 9.00    $ 8.61    $ 8.73
-----------------------------------------------------------------------------------------------------------------------------------
Total return(b)                                 (4.58)%            (2.80)%         (3.04)%     (3.73)%   11.18%     5.15%     7.49%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (in 000's)           $  206             $  243          $   --      $  206    $  421    $  116    $   86
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  including interest expense                     2.23%(c)           2.18%(d)        1.23%(c)    1.18%     1.46%     1.16%     1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  excluding interest expense                     2.23%(c)           2.14%(d)        1.23%(c)    1.14%     1.17%     1.16%     1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net
  assets                                           --               0.04%(d)          --        0.04%     0.29%       --        --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                             4.47%(c)           4.07%(d)        5.47%(c)    5.07%     6.41%     6.39%     6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            74%               110%             74%        110%      305%      241%      268%
-----------------------------------------------------------------------------------------------------------------------------------

                                          ADVISOR CLASS
                                          --------------
                                             JUNE 1,
                                               1995
                                           (DATE SALES
                                            COMMENCED)
                                                TO
                                           OCTOBER 31,
                                             1995(a)
                                          --------------
Net asset value, beginning of period          $ 8.98
----------------------------------------
Income from investment operations:
  Net investment income                         0.26
----------------------------------------
  Net realized and unrealized gain
    (loss) on investments                      (0.19)
----------------------------------------
    Net increase (decrease) from
      investment operations                     0.07
----------------------------------------
Distributions to shareholders:
  From net investment income                   (0.25)
----------------------------------------
  From net realized gain on investments           --
----------------------------------------
  In excess of net investment income              --
----------------------------------------
    Total distributions                        (0.25)
----------------------------------------
Net asset value, end of period                $ 8.80
----------------------------------------
Total return(b)                                 0.83%
----------------------------------------
Ratios and supplemental data:
Net assets, end of period (in 000's)          $  131
----------------------------------------
Ratio of expenses to average net assets
  including interest expense                    1.03%(d)
----------------------------------------
Ratio of expenses to average net assets
  excluding interest expense                    1.03%(d)
----------------------------------------
Ratio of interest expense to average net
  assets                                          --
----------------------------------------
Ratio of net investment income to
  average net assets                            7.33%(d)
----------------------------------------
Portfolio turnover rate                          385%
----------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $242,411 and $190,114 for Class C and Advisor Class, respectively.
(d)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees of AIM Investment Funds unanimously approved on March 14, 2000, an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which the Fund would transfer substantially all of its assets to AIM Global Income Fund. The Reorganization has been structured as a tax-free transaction. In a Special Meeting of shareholders on May 31, 2000, the Reorganization was approved to be effective prior to the open of business on June 12, 2000.

BOARD OF TRUSTEES                            OFFICERS                           OFFICE OF THE FUND

C. Derek Anderson                            Robert H. Graham                   11 Greenway Plaza
President, Plantagenet Capital               Chairman and President             Suite 100
Management, LLC (an investment                                                  Houston, TX 77046
partnership); Chief Executive Officer,       Dana R. Sutton
Plantagenet Holdings, Ltd.                   Vice President and Treasurer       INVESTMENT MANAGER
(an investment banking firm)
                                             Samuel D. Sirko                    A I M Advisors, Inc.
Frank S. Bayley                              Vice President and Secretary       11 Greenway Plaza
Partner, law firm of                                                            Suite 100
Baker & McKenzie                             Melville B. Cox                    Houston, TX 77046
                                             Vice President
Robert H. Graham                                                                TRANSFER AGENT
President and Chief Executive Officer,       Gary T. Crum
A I M Management Group Inc.                  Vice President                     A I M Fund Services, Inc.
                                                                                P.O. Box 4739
Ruth H. Quigley                              Carol F. Relihan                   Houston, TX 77210-4739
Private Investor                             Vice President
                                                                                CUSTODIAN
                                             Mary J. Benson
                                             Assistant Vice President and       State Street Bank and Trust Company
                                             Assistant Treasurer                225 Franklin Street
                                                                                Boston, MA 02110
                                             Sheri Morris
                                             Assistant Vice President and       COUNSEL TO THE FUND
                                             Assistant Treasurer
                                                                                Kirkpatrick & Lockhart LLP
                                             Nancy L. Martin                    1800 Massachusetts Avenue, N.W.
                                             Assistant Secretary                Washington, D.C. 20036-1800

                                             Ofelia M. Mayo                     COUNSEL TO THE TRUSTEES
                                             Assistant Secretary
                                                                                Paul, Hastings, Janofsky & Walker LLP
                                             Kathleen J. Pflueger               Twenty Third Floor
                                             Assistant Secretary                555 South Flower Street
                                                                                Los Angeles, CA 90071

                                                                                DISTRIBUTOR

                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046